Consolidated Statements Of Profit Or Loss And Other Comprehensive Income (Parenthetical) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income [Line Items]
Income generated from related parties	$ 9,020,655	$ 105,448,459	$ 128,419,020
Disposal gain generated from related parties	0	125,112,176	82,948,508
Digital Solutions and Other Services Income [Member]
Other Comprehensive Income [Line Items]
Income generated from related parties	12,499,860	0	0
Fashion and luxury media advertising and marketing services [Member]
Other Comprehensive Income [Line Items]
Income generated from related parties	$ 22,616,160	$ 0	$ 0